Document And Entity Information	Nov. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2023
Entity Registrant Name	Better Therapeutics, Inc.
Entity Central Index Key	0001832415
Entity Emerging Growth Company	true
Entity File Number	001-39864
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3472546
Entity Address, Address Line One	548 Market Street
Entity Address, Address Line Two	#49404
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	415
Local Phone Number	887-2311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	BTTX
Security Exchange Name	NASDAQ